Capital structure and financial items (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Distribution to shareholders

DKK million	2022	2021	2020
Interim dividend for the year	9,613	8,021	7,570
Dividend for prior year	15,690	13,496	12,551
Share repurchases for the year	24,086	19,447	16,855
Total	49,389	40,964	36,976

Development in number of shares

Development in number of shares
Million shares	A shares	B shares	Total
Shares beginning of 2021	537	1,813	2,350
Shares cancelled in 2021	—	(40)	(40)
Outstanding shares end of 2021	537	1,773	2,310
Shares cancelled in 2022	—	(30)	(30)
Outstanding shares end of 2022	537	1,743	2,280

Treasury shares

Treasury shares		2022	2021
	Market value, DKK million	Number of B shares (million)	Number of B shares (million)
Holding at the beginning of the year	22,858	31.1	37.5
Cancellation of treasury shares	(22,050)	(30.0)	(40.0)
Released allocated shares to employees	(1,350)	(1.8)	(1.1)
Purchase during the year	24,086	30.8	34.7
Value adjustment	4,698	—	—
Holding at the end of the year	28,242	30.1	31.1
At the end of 2022, the holding of treasury shares amounted to 1.3% of the total outstanding shares (1.3% of the outstanding shares in 2021).
Specification of Other reserves

Specification of Other reserves
DKK million	Exchange rate ad- justments	Cash flow hedges	Tax and other items	Total
2020
Reserve at the beginning of the year	(839)	(329)	474	(694)
Other comprehensive income, net	(1,689)	1,713	(567)	(543)
Transferred to intangible assets	—	418	(92)	326
Reserve at the end of the year	(2,528)	1,802	(185)	(911)
2021
Other comprehensive income, net	1,624	(3,557)	1,117	(816)
Transferred to intangible assets	—	15	(2)	13
Reserve at the end of the year	(904)	(1,740)	930	(1,714)
2022
Other comprehensive income, net	2,289	2,766	(892)	4,163
Reserve at the end of the year	1,385	1,026	38	2,449

Financial risks	Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Interest rate risk	Low
Liquidity risk	Low

Key currencies

Key currencies
	USD	CNY	JPY	CAD	GBP
Average exchange rate applied (DKK per 100)
2022	708	105	5.40	543	873
2021	629	97	5.73	502	865
2020	654	95	6.13	488	839
Year-end exchange rate applied (DKK per 100)
2022	697	101	5.29	515	838
2021	657	103	5.70	517	885
2020	606	93	5.88	474	824

Foreign exchange sensitivity analysis

Sensitivity on operating profit of an immediate 5% decrease in key currencies[1]
DKK million	USD	CNY	JPY	CAD	GBP
2023	(3,180)	(500)	(240)	(320)	(160)
2022	(2,350)	(360)	(230)	(200)	(120)
1. An immediate 5% increase would have the opposite impact of the above.
As per the end of 2022, a positive market value of financial contracts related to hedging of foreign exchange risk of DKK 1,026 million has been deferred for recognition in 2023 (In 2021 a negative market value of DKK 1,740 million was deferred for recognition in 2022).

Sensitivity of an immediate 5% decrease in currency rates on 31 December versus DKK and EUR[2]
DKK million	2022	2021
Sensitivity of all currencies
Income statement	(37)	(113)
Other comprehensive income	3,431	2,677
Total	3,394	2,564
Hereof sensitivity of USD
Income statement	150	87
Other comprehensive income	2,923	2,218
Total	3,073	2,305
2. An immediate 5% increase would have the opposite impact of the above.

Financial contracts

Financial contracts coverage at year end
Months	USD	CNY[3]	JPY	CAD	GBP
2022	12	0	12	9	11
2021	12	0	12	9	11
3. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.

Credit exposure

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2022
AAA range	6	10,797	—	10,803
AA range	5,507	—	963	6,470
A range	6,550	124	1,764	8,438
BBB range	124	—	—	124
Not rated or below BBB range	466	—	—	466
Total	12,653	10,921	2,727	26,301
2021
AAA range	477	6,765	—	7,242
AA range	3,726	—	585	4,311
A range	5,637	—	1,105	6,742
BBB range	23	—	—	23
Not rated or below BBB range	857	—	—	857
Total	10,720	6,765	1,690	19,175

Derecognised receivables	At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2022 amounting to:

DKK million	2022	2021	2020
US	1,394	1,313	1,817
Japan	2,273	2,453	2,351

Cash and cash equivalents and financial reserves

Financial reserves
DKK million	2022	2021	2020
Cash and cash equivalents (note 4.6)	12,653	10,719	12,226
Marketable securities	10,921	6,765	—
Undrawn committed credit facility[4]	11,527	11,526	11,531
Undrawn bridge facility[5]	—	—	5,577
Borrowings (Note 4.5)	(480)	(12,861)	(576)
Financial reserves	34,621	16,149	28,758

4. The undrawn committed credit facility comprises a EUR 1,550 million facility (EUR 1,550 million in 2021 and EUR 1,550 million in 2020) committed by a portfolio of international banks. The facility matures in 2025.
5. For 2020, the undrawn bridge facility comprises the EUR 750 million (DKK 5,577 million) undrawn portion of EUR 1,500 million bridge facility.

DKK million	2022	2021	2020
Cash at bank (note 4.3)	12,653	10,720	12,757
Borrowings[1] (note 4.5)	—	(1)	(531)
Cash and cash equivalents	12,653	10,719	12,226
1. Bank overdrafts includes DKK 480 million classified as financing activities (DKK 358 million in 2021) and none classified as cash and cash equivalents (DKK 1 million in 2021).

Derivative financial instruments

Derivative financial instruments	2022			2021
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD[1]	59,292	1,591	907	42,351	17	1,667
Forward contracts JPY, GBP and CAD	10,677	373	31	9,032	32	122
Forward contracts, cash flow hedges	69,969	1,964	938	51,383	49	1,789
Forward contracts USD[1]	38,432	639	1,942	30,909	1,607	284
Forward contracts CNH, CAD, EUR, GBP and JPY	4,111	124	23	7,361	34	111
Forward contracts, fair value hedges	42,543	763	1,965	38,270	1,641	395
Total derivative financial instruments	112,512	2,727	2,903	89,653	1,690	2,184
Recognised in the income statement		763	1,965		1,641	395
Recognised in other comprehensive income		1,964	938		49	1,789
1. Average hedge rate for USD cash flow hedges is 696 at the end of 2022 (628 at the end of 2021) and average hedge rate for USD fair value hedges is 714 at the end of 2022 (628 at the end of 2021).

Borrowings

Contractual undiscounted cash flows					2022
DKK million	Leases	Issued Euro-bonds	Loans	Bank over-drafts[1]	Total
2022
Within 1 year	1,088	—	—	480	1,568
1-3 years	1,566	8,556	—	—	10,122
3-5 years	923	3,707	—	—	4,630
More than 5 years	1,416	8,512	—	—	9,928
Total	4,993	20,775	—	480	26,248
Carrying amount end of the year	4,529	20,775	—	480	25,784
Non-current liabilities	3,543	20,775	—	—	24,318
Current liabilities	986	—	—	480	1,466
2021
Within 1 year	946	—	12,503	359	13,808
1-3 years	1,475	4,854	—	—	6,329
3-5 years	942	—	—	—	942
More than 5 years	1,266	4,800	—	—	6,066
Total	4,629	9,654	12,503	359	27,145
Carrying amount end of the year	4,129	9,654	12,503	359	26,645
Non-current liabilities	3,307	9,654	—	—	12,961
Current liabilities	822	—	12,503	359	13,684

Issuance of Eurobonds		Nominal value in millions
Interest	Maturity	EUR	DKK
0.000% Fixed	Jun 2024	650	4,834
0.750% Fixed	Mar 2025	500	3,718
1.125% Fixed	Sep 2027	500	3,718
0.125% Fixed	Jun 2028	650	4,834
1.375% Fixed	Mar 2030	500	3,718

Reconciliation of liabilities arising from financing activities
				Non-cash movements
DKK million	Beginning of the year	Re-payments	Proceeds	Additions[2]	Disposals	Exchange rates	Other	End of the year
2022
Lease liabilities	4,129	(998)	—	1,358	(1)	43	(2)	4,529
Issued Eurobonds	9,654	—	11,120	—	—	(2)	3	20,775
Loans	12,503	(12,623)	—	—	—	120	—	—
Bank overdrafts[1]	358	(2)	95	—	—	27	2	480
Liabilities arising from financing activities	26,644	(13,623)	11,215	1,358	(1)	188	3	25,784
Bank overdrafts[1]	1	(1)	—	—	—	—	—	—
Total borrowings	26,645	(13,624)	11,215	1,358	(1)	188	3	25,784
2021
Lease liabilities	3,672	(874)	—	1,183	—	146	2	4,129
Issued Eurobonds	—	—	9,657	—	—	—	(3)	9,654
Loans	5,577	(5,577)	12,503	—	—	—	—	12,503
Bank overdrafts[1]	576	(238)	—	—	—	17	3	358
Liabilities arising from financing activities	9,825	(6,689)	22,160	1,183	—	163	2	26,644
Bank overdrafts[1]	531	(527)	—	—	—	—	(3)	1
Total borrowings	10,356	(7,216)	22,160	1,183	—	163	(1)	26,645
1. Bank overdrafts includes DKK 480 million classified as financing activities (DKK 358 million in 2021) and none classified as cash and cash equivalents (DKK 1 million in 2021).
2. Includes additions from acquisitions of businesses.

Eurobonds
In 2022, three tranches with aggregate principal amount of EUR 1.5 billion corresponding to DKK 11.1 billion were launched under the programme. Net proceeds of the issuances have been used for general corporate purposes, including refinancing of the bridge loan facility established in connection with Novo Nordisk’s acquisition of Dicerna Pharmaceuticals, Inc. in 2021. In 2021, two tranches with an aggregate principal amount of EUR 1.3 billion corresponding to DKK 9.7 billion were launched. Net proceeds of the issuances have been used by Novo Nordisk for general corporate purposes, including refinancing of the bridge loan facility established in connection with Novo Nordisk’s acquisition of Emisphere Technologies Inc. in 2020. Issued Eurobonds are listed on Euronext Dublin. The total fair value of issued Eurobonds amounts to DKK 18.7 billion (DKK 9.6 billion in 2021).
Sale and repurchase agreement
In 2021, as part of bridge funding the acquisition of Dicerna Pharmaceuticals, Inc., Novo Nordisk entered into a sale and repurchase agreement of marketable securities (REPO). On 31 December 2021, the carrying amount of the assets transferred was DKK 5,937 million, and the associated liabilities amounted to DKK 5,937 million. The repurchase was fixed, and Novo Nordisk therefore retained full exposure from fair value changes of the marketable securities. Therefore, the transaction was treated as a collateralised lending arrangement. The marketable securities were repurchased in 2022.
Other non-cash items

DKK million	2022	2021	2020
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.10)	139	58	53
Capital gain/(loss) on investments, net, etc. (note 4.10)	124	(340)	195
Result of associated companies (note 4.10)	189	24	(149)
Share-based payment costs (note 5.1)	1,539	1,040	823
Increase/(decrease) in provisions (note 3.5) and retirement benefit obligations	19,080	16,581	3,605
Other	1,239	(4,354)	3,322
Total other non-cash items	22,310	13,009	7,849

Change in working capital

DKK million	2022	2021	2020
Inventories	(4,767)	(1,085)	(895)
Trade receivables	(9,917)	(12,909)	(2,822)
Other receivables and prepayments	(968)	(469)	(419)
Trade payables	6,717	3,153	(641)
Other liabilities	4,006	2,595	1,274
Adjustment for payables related to non-current assets	(1,567)	(15)	879
Adjustment related to acquisition of businesses	(143)	(1,409)	—
Change in working capital including exchange rate adjustments	(6,639)	(10,139)	(2,624)
Exchange rate adjustments	1,303	1,483	(1,729)
Cash flow change in working capital	(5,336)	(8,656)	(4,353)

Financial assets

Financial assets by category
DKK million	2022	2021
Other financial assets	559	553
Marketable securities	10,921	6,765
Financial assets at fair value through the income statement	11,480	7,318
Derivative financial instruments (note 4.4)	2,727	1,690
Derivatives used as hedging instruments (assets)	2,727	1,690
Other financial assets	457	363
Trade receivables (note 3.4)	16,593	15,036
Other receivables and prepayments (current and non-current)	6,211	5,304
– less prepayments and VAT receivables	(5,073)	(3,438)
Cash at bank (note 4.6)	12,653	10,720
Financial assets at amortised cost	30,841	27,985
Trade receivables in a factoring portfolio	33,967	25,607
Financial assets at fair value through other comprehensive income	33,967	25,607
Total financial assets at the end of the year by category	79,015	62,600

Financial liabilities by category
Derivative financial instruments (note 4.4)	2,903	2,184
Derivatives used as hedging instruments (liability)	2,903	2,184
Borrowings (non-current) (note 4.5)	24,318	12,961
Borrowings (current) (note 4.5)	1,466	13,684
Trade payables	15,587	8,870
Other liabilities (non-current)	100	360
Other liabilities (current)	23,606	19,600
– less VAT and duties payable	(875)	(590)
Financial liabilities measured at amortised cost	64,202	54,885
Total financial liabilities at the end of the year by category[1]	67,105	57,069
1. Please refer to note 4.5 for a maturity analysis for non-current and current borrowings.

Financial liabilities

Financial assets by category
DKK million	2022	2021
Other financial assets	559	553
Marketable securities	10,921	6,765
Financial assets at fair value through the income statement	11,480	7,318
Derivative financial instruments (note 4.4)	2,727	1,690
Derivatives used as hedging instruments (assets)	2,727	1,690
Other financial assets	457	363
Trade receivables (note 3.4)	16,593	15,036
Other receivables and prepayments (current and non-current)	6,211	5,304
– less prepayments and VAT receivables	(5,073)	(3,438)
Cash at bank (note 4.6)	12,653	10,720
Financial assets at amortised cost	30,841	27,985
Trade receivables in a factoring portfolio	33,967	25,607
Financial assets at fair value through other comprehensive income	33,967	25,607
Total financial assets at the end of the year by category	79,015	62,600

Financial liabilities by category
Derivative financial instruments (note 4.4)	2,903	2,184
Derivatives used as hedging instruments (liability)	2,903	2,184
Borrowings (non-current) (note 4.5)	24,318	12,961
Borrowings (current) (note 4.5)	1,466	13,684
Trade payables	15,587	8,870
Other liabilities (non-current)	100	360
Other liabilities (current)	23,606	19,600
– less VAT and duties payable	(875)	(590)
Financial liabilities measured at amortised cost	64,202	54,885
Total financial liabilities at the end of the year by category[1]	67,105	57,069
1. Please refer to note 4.5 for a maturity analysis for non-current and current borrowings.

Fair value measurement hierarchy

Fair value measurement hierarchy
DKK million	2022	2021
Active market data	11,288	7,169
Directly or indirectly observable market data	2,727	1,690
Not based on observable market data	34,159	25,756
Total financial assets at fair value	48,174	34,615
Active market data	—	—
Directly or indirectly observable market data	2,903	2,184
Not based on observable market data	—	—
Total financial liabilities at fair value	2,903	2,184

Financial income

Financial income
DKK million	2022	2021	2020
Financial income
Interest income[1]	239	231	337
Foreign exchange gain (net)	—	—	1,142
Financial gain from forward contracts (net)	—	2,316	—
Capital gain on investments, etc.	—	340	—
Result of associated companies	—	—	149
Total financial income	239	2,887	1,628
Financial expenses
Interest expenses[1]	378	289	390
Foreign exchange loss (net)	2,885	1,972	—
Financial loss from forward contracts (net)	1,766	—	1,889
Capital loss on investments, etc.	124	—	195
Capital loss on marketable securities	463	44	—
Result of associated companies	189	24	—
Other financial expenses	181	122	150
Total financial expenses	5,986	2,451	2,624
1. Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial expenses

Financial income
DKK million	2022	2021	2020
Financial income
Interest income[1]	239	231	337
Foreign exchange gain (net)	—	—	1,142
Financial gain from forward contracts (net)	—	2,316	—
Capital gain on investments, etc.	—	340	—
Result of associated companies	—	—	149
Total financial income	239	2,887	1,628
Financial expenses
Interest expenses[1]	378	289	390
Foreign exchange loss (net)	2,885	1,972	—
Financial loss from forward contracts (net)	1,766	—	1,889
Capital loss on investments, etc.	124	—	195
Capital loss on marketable securities	463	44	—
Result of associated companies	189	24	—
Other financial expenses	181	122	150
Total financial expenses	5,986	2,451	2,624
1. Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial impact from forward contracts

Financial impact from forward contracts, specified
DKK million	2022	2021	2020
Income/(loss) transferred from other comprehensive income	(1,740)	1,802	(329)
Value adjustment of transferred contracts	(3,772)	(1,411)	79
Unrealised fair value adjustments of forward contracts[2]	(1,202)	1,246	(835)
Realised foreign exchange gain/(loss) on forward contracts	4,948	679	(804)
Financial income/(expense) from forward contracts	(1,766)	2,316	(1,889)
2. Please refer to note 4.4 Derivative financial instruments for information on open fair value hedge contracts at 31 December.